STATEMENTS OF CONSOLIDATED CHANGES IN SHAREHOLDERS’ EQUITY - EUR (€)	Total	Share capital Ordinary shares	Premiums related to share capital	Accumulated other comprehensive income (loss)	Treasury shares	Reserve	Net loss for the period
Equity at beginning of period at Dec. 31, 2022	€ (27,045,000)	€ 1,046,000	€ 255,760,000	€ 700,000	€ (228,000)	€ (227,283,000)	€ (57,041,000)
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2022		34,875,872
Changes in equity
Net loss for the period	(39,700,000)						(39,700,000)
Currency translation adjustments	16,000			16,000
Actuarial gains and losses (IAS 19)	22,000			22,000
Total comprehensive income (loss)	(39,661,000)			38,000			(39,700,000)
Allocation of prior period loss	0					(57,041,000)	57,041,000
Capital increase	61,641,000	€ 368,000	56,982,000			4,291,000
Share based payment	3,222,000					3,222,000
Number of shares outstanding at end of period (in shares) at Dec. 31, 2023		47,133,328
Equity at end of period at Dec. 31, 2023	(1,843,000)	€ 1,414,000	312,742,000	738,000	€ (228,000)	(276,811,000)	(39,700,000)
Changes in equity
Capital increase (in shares)		12,257,456
Net loss for the period	(68,132,000)						(68,132,000)
Currency translation adjustments	6,000			6,000
Actuarial gains and losses (IAS 19)	(33,000)			(33,000)
Total comprehensive income (loss)	(68,159,000)			(27,000)			(68,132,000)
Allocation of prior period loss	0					(39,700,000)	39,700,000
Capital increase	0	€ 9,000	1,000			(10,000)
Share based payment	4,298,000					4,298,000
Number of shares outstanding at end of period (in shares) at Dec. 31, 2024		47,426,851			22,118
Equity at end of period at Dec. 31, 2024	(65,704,000)	€ 1,422,805.54	312,743,000	712,000	€ (228,000)	(312,221,000)	(68,132,000)
Equity at beginning of period at Jun. 21, 2024		1,413,999.85
Equity at end of period at Jun. 22, 2024		€ 1,422,805.54
Changes in equity
Capital increase (in shares)		293,523
Equity at beginning of period at Dec. 31, 2024	(65,704,000)	€ 1,422,805.54	312,743,000	712,000	(228,000)	(312,221,000)	(68,132,000)
Changes in equity
Net loss for the period	(23,961,000)						(23,961,000)
Currency translation adjustments	(36,000)			(36,000)
Actuarial gains and losses (IAS 19)	18,000			18,000
Total comprehensive income (loss)	(23,979,000)			(18,000)			(23,961,000)
Allocation of prior period loss						(68,132,000)	68,132,000
Capital increase	1,662,000	€ 29,000	1,656,000			(24,000)
Share based payment	3,539,000					3,539,000
Number of shares outstanding at end of period (in shares) at Dec. 31, 2025		48,410,068
Equity at end of period at Dec. 31, 2025	€ (84,483,000)	€ 1,452,302.04	€ 314,399,000	€ 693,000	€ (228,000)	€ (376,838,000)	€ (23,961,000)
Equity at beginning of period at Jun. 26, 2025		1,422,805.54
Equity at end of period at Jun. 27, 2025		€ 1,447,100.13
Changes in equity
Capital increase (in shares)		983,217